Inventories - Summary of Changes in the Provision for Slow Moving and Obsolete Raw Materials and Finished Products (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Beginning balance	€ 8,464	€ 9,172
Additions	1,564	212
Reductions	(687)	(920)
Ending balance	€ 9,341	€ 8,464